Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Related Parties Outstanding Balances of Receivables and Payables
(2) Outstanding balances of receivables and payables in relations to transactions with related parties as of December 31, 2022 and 2023, are as follows:

		December 31, 2022
		Receivables				Payables
(in millions of Korean won)		Trade receivables		Other receivables		Trade payables		Other payables		Lease liabilities
Associates and joint ventures	K Bank, Inc.	￦	682	￦	258,999	￦	—	￦	299	￦	—
	Little Big Pictures		1,454		7,645		—		9		—
	K-Realty 11th Real Estate Investment Trust Company		151		1,283		—		—		8,824
	Others		2,285		2		3,235		2,932		—

Total		￦	4,572	￦	267,929	￦	3,235	￦	3,240	￦	8,824

		December 31, 2023
		Receivables						Payables
(in millions of Korean won)		Trade receivables		Other receivables		Lease receivables		Trade payables		Other payables		Lease liabilities
Associates and joint ventures	K Bank, Inc.	￦	862	￦	326,006	￦	769	￦	—	￦	299	￦	—
	Little Big Pictures		232		3,473		—		9		6		—
	K-Realty 11th Real Estate Investment Trust Company		110		1,283		—		—		—		6,732
	K-Realty No.3 Real Estate General Private Placement Investment Company		4,576		—		—		—		—		—
	Others		2,044		162		—		2,900		3,029		—

Total		￦	7,824	￦	330,924	￦	769	￦	2,909	￦	3,334	￦	6,732

Summary of Significant Transactions With Related Parties

		2021
(in millions of Korean won)		Sales		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1	￦	238,847	￦	1,308
	IGIS Professional Investors Private Investment Real Estate Investment LLC No. 395		5,000		—
	K Bank, Inc.		24,247		15,164
	Others 2,3		28,092		21,302

Total			296,186		37,774

		2021
(in millions of Korean won)		Interest income		Interest expense		Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1		￦ —		￦ 205		￦ 40,142
	Korea Information & Technology Investment Fund (KIF Investment Fund)		223		—		—
	K Bank, Inc.		—		—		—
	Others 2,3		—		—		8,637

Total		￦	223	￦	205	￦	48,779

1	Amounts include acquisition of property and equipment, and others.

2
Transaction amount before OSKENT Co., Ltd., Mission Culture Industry Limited, Sweet and Sour Culture Industry Limited, Alma Mater Culture Industry Limited, and KT Philippines are excluded from associates and joint ventures.

3	Includes transactions of Oscar Ent. before it was excluded as associates and joint ventures of the Group.

		2022
(in millions of Korean won)		Operating Revenue		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1 2	￦	—	￦	—
	K Bank, Inc.		29,536		11,007
	Hyundai Robotics Co., Ltd. 1		94		3,799
	K-Realty 11th Real Estate Investment Trust Company		330		1,674
	Others 3		11,964		37,742
Others	Digital Pharm Co., Ltd.		1		—

Total			41,925		54,222

		2022
(in millions of Korean won)		Acquisition of right-of-use assets		Interest income		Interest expense		Dividend income
Associates and joint ventures	K- Realty CR-REITs No.1 2	￦	—	￦	—	￦	—	￦	45,549
	K Bank, Inc.		—		3,052		—		—
	Hyundai Robotics Co., Ltd. 1		—		—		—		—
	K-Realty 11th Real Estate Investment Trust Company		1,966		—		260		162
	Others 3		—		—		—		9,158

Total		￦	1,966	￦	3,052	￦	260	￦	54,869

1	Amounts include acquisition of property and equipment, and others.
2	Includes transactions of the entity before it was excluded as an associate and joint venture of the Group.
3	Includes transactions of StorySoop Inc. before it was excluded as associates and joint ventures of the Group.

		2023
(in millions of Korean won)		Operating Revenue		Purchases 1
Associates and joint ventures	K Bank, Inc.	￦	22,701	￦	13,429
	HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)		78		182
	K-Realty 11th Real Estate Investment Trust Company		346		2,559
	K-Realty No.3 Real Estate General Private Placement Investment Company		6,216		—
	Others 2 3		21,308		42,169
Others	Digital Pharm Co., Ltd.		1		—

Total			50,650		58,339

		2023
(in millions of Korean won)		Acquisition of right-of-use assets		Interest income		Interest expense		Dividend income
Associates and joint ventures	K Bank, Inc.	￦	—	￦	8,264	￦	—	￦	—
	HD Hyundai Robotics Co., Ltd.(formerly Hyundai Robotics Co., Ltd.)		—		—		—		—
	K-Realty 11th Real Estate Investment Trust Company		7		—		261		507
	Others 2 3		—		—		—		1,279

Total		￦	7	￦	8,264	￦	261	￦	1,786

1	Amounts include acquisition of property and equipment, and others.
2	Includes transactions of KD Living Co., Ltd. before it was included as a subsidiary.
3
Includes transactions of FUNDA Co., Ltd, Maruee Limited Company Specializing in the Cultural Industry, Mastern No.127 Logispoint Daegu Co., Ltd. before it was excluded as associates and joint ventures of the Group.

Summary of Key Management Compensation
(4) Key management compensation for the years ended December 31, 2021, 2022 and 2023, consists of:

(in millions of Korean won)	2021		2022		2023
Salaries and other short-term benefits	￦	2,189	￦	1,855	￦	1,494
Post-employment benefits		412		294		153
Share-based compensation		669		976		569

Total	￦	3,270	￦	3,125	￦	2,216

Summary of Fund Transactions With Related Parties
(5) Fund transactions with related parties for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021
(in millions of Korean won)	Borrowing transactions 1				Equity contributions in cash
Associates and joint ventures	Borrowings		Repayments
K- REALTY CR REIT 1	￦	—	￦	15,964	￦	—
K Bank, Inc.		—		—		424,957
Pacific Professional Investors Private Investment Real Estate Investment LLC No. 55		—		—		11,000
KT Young Entrepreneurs DNA Investment Fund		—		—		8,400
Mastern KT Multi-Family Real Estate Private Equity Investment Fund 1		—		—		6,055
KT-IBKC Future Investment Fund 1		—		—		(5,700)
Others 2		—		—		18,176

Total	￦	—	￦	15,964	￦	462,888

1	Borrowing transactions include lease transactions.
2	Others include transactions before exclusion as associates and joint ventures of the Group.

	2022
(in millions of Korean won)	Borrowing transactions 1				Equity contributions in cash
Associates and joint ventures	Borrowings		Repayments
Megazone Cloud Corporation	￦	30,000	￦	—	￦	130,001
IBK-KT Emerging Digital Industry Investment Fund		—		—		10,800
Mastern KT Multi-Family Real Estate Private Equity Investment Fund 1		—		—		18,859
IGIS No. 468-1 General Private Real Estate Investment Company		—		—		25,000
K-Realty 11th Real Estate Investment Trust Company		1,916		771		—
Others		—		—		93,478

Total	￦	31,916	￦	771	￦	278,138

1	Lease transactions are included in borrowing transactions.

	2023
(in millions of Korean won)	Borrowing transactions 1				Equity contributions in cash
Associates and joint ventures	Borrowings		Repayments
K-Realty 11th Real Estate Investment Trust Company	￦	—	￦	1,037	￦	—
STIC Place General Private Placement Real Estate Investment Trust No.2		—		—		20,000
Telco Credit Bureau Co.,Ltd.		—		—		6,500
Pacific geumto no.75 private hybrid asset fund		—		—		19,000
Kiamco Data Center Blind Fund		—		—		15,000
STIC Mixed Asset Investment Trust No.1		—		—		10,930
Others 2		—		—		31,107
Others
Rebellions Co.,Ltd.		—		—		19,998

Total	￦	—	￦	1,037	￦	122,535

1	Lease transactions are included in borrowing transactions.
2
Includes transaction details before Daemuga Limited Company Specializing in the Cultural Industry, Maruee Limited Company Specializing in the Cultural Industry were excluded from the associates company.